Information about Non Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Variable Interest Entity [Line Items]
Total assets	¥ 4,519,064		¥ 4,622,635
Specified bonds and non-recourse loans	110,386		138,668
Investments	107,622		134,937
Maximum exposure to loss	277,167	[1]	327,646	[1]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	41,929		53,300
Specified bonds and non-recourse loans	3,428		8,542
Investments	4,119		4,326
Maximum exposure to loss	7,547	[1]	12,868	[1]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	872,189		958,965
Specified bonds and non-recourse loans	106,861		125,746
Investments	51,345		59,144
Maximum exposure to loss	201,145	[1]	224,707	[1]
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	1,327,751		1,290,243
Specified bonds and non-recourse loans	0		0
Investments	24,822		24,371
Maximum exposure to loss	40,501	[1]	37,960	[1]
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	2,236,389		2,277,844
Specified bonds and non-recourse loans	0		0
Investments	23,257		43,792
Maximum exposure to loss	23,798	[1]	44,427	[1]
Other
Variable Interest Entity [Line Items]
Total assets	40,806		42,283
Specified bonds and non-recourse loans	97		4,380
Investments	4,079		3,304
Maximum exposure to loss	¥ 4,176	[1]	¥ 7,684	[1]

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.